[JEFFERSON PILOT LETTERHEAD]


                                        May 4, 2000



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington,  DC  20549

     RE: JPF SEPARATE ACCOUNT A
         File No. 33-7734

Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus that would have been filed under paragraph
(b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

     (2) the text of the most recent Post-Effective Amendment was electronically filed on April 24, 2000.

     If you have any questions, please call me at (800) 258-3648 x6140.

                                        Sincerely,

                                        /s/Charlene Grant

                                        Charlene Grant
                                        Assistant Vice President and
                                        Associate Counsel